Retirement Plans and Post-Retirement Benefits (Net Periodic Benefit (Income) Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 10	$ 4	$ 4
Interest cost	58	51	53
Expected return on plan assets	(59)	(51)	(65)
Other	1	1	1
Net periodic benefit (income) cost	10	5	(7)
Net actuarial (gain) loss	13	14	(60)
Other Post-Retirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	3	3	3
Expected return on plan assets	(3)	(4)	(4)
Other	(1)	0	0
Net periodic benefit (income) cost	(1)	(1)	(1)
Net actuarial (gain) loss	$ 11	$ (3)	$ (3)